DELAWARE GROUP EQUITY FUNDS IV, INC.
                     CAPITAL APPRECIATION FUND
                    Class A / Class B / Class C

          Supplement to Prospectus dated November 30, 1998


     The Board of Directors of Delaware Group Equity Funds IV, Inc. approved changes to the investment policies and strategies of the Capital Appreciation Fund. In order to better reflect those revised investment policies and strategies, the name of Capital Appreciation Fund has been changed to "Delaware Diversified Growth Fund." The Prospectus is hereby revised to reflect the new name of the Fund as well as the following changes.

  The following replaces the paragraph under "SYNOPSIS-
  Investment Objective" on page 3 of the Prospectus.

          The investment objective of the Fund is to seek capital appreciation. The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in equity securities of large-sized companies that Delaware Management
       Company (the "Manager") believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500 (R) Composite Stock
       Price Index ("S&P 500"). See Investment Objective and Policies and Other Investment Policies and
       Risk Considerations.

     The following revises the Annual Operating Expense table on page 6 of the Prospectus:

  Annual Operating Expenses
  (as a percentage of average daily net assets)
                              Class A    Class B  Class C
                               Shares     Shares   Shares
  ____________________________________________________________
  Management Fees
  (after voluntary waivers)(6)   0.65%     0.65%     0.65%

  12b-1 Plan Expenses
  (including service fees)       0.00%(5)  0.00%(5)  0.00%(5)
  (after voluntary waivers)

  Other Operating Expenses
  (after voluntary waivers) (6)  0.10%     0.10%     0.10%
                                 _____     _____     _____

  Total Operating Expenses       0.75%     0.75%     0.75%
                                 =====     =====     =====

  (5) Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of the Classes through May 31, 1999. In the absence of those waivers, 12b-1 expenses would equal 0.30% for Class A Shares and 1.00% for each of the Class B and Class C Shares. See Distribution (12b-1) and Service under Management of the Fund in the Prospectus.

  (6) As noted above, the Distributor has elected voluntarily to waive 12b-1 Plan fees through May 31, 1999. Also, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the "Total Operating Expenses" of each Class of the Fund, excluding each such Class' 12b-1 fees, do not exceed 0.75%, from April 16, 1999 through May 31, 1999. If the voluntary expense waivers were not in effect by the Distributor and the Manager, the "Total Operating Expenses", as a percentage of average daily net assets, would be 2.18%, 2.88%, and 2.88%, respectively, for the Class A Shares, the Class B Shares and the Class C Shares, reflecting management fees of 0.65%.


  The paragraph under "INVESTMENT OBJECTIVE AND POLICIES" on page 10 of the Prospectus is deleted and replaced with the following:

          The investment objective of the Fund is to seek capital appreciation. The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in equity securities of large-sized companies that the Manager believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500
       (R) Composite Stock Price Index ("S&P 500").  The
       Fund will generally consider large-sized companies to include those in the Russell 1000 Index.

  The second sentence of the first paragraph under "SUITABILITY AND CERTAIN RISK FACTORS" on page 10 of the
  Prospectus is revised as follows:

     Investors should be willing to accept the risks associated with investments in equity securities.

  The second paragraph under "SUITABILITY AND CERTAIN RISK
  FACTORS" on page 10 of the Prospectus is deleted.

  The first paragraph under "INVESTMENT STRATEGY" on page 10 of the Prospectus is deleted and replaced with the following paragraphs:

          The Fund will generally invest in companies currently having a market capitalization of at least $3 billion, although the Fund may invest in securities with lower market capitalizations. The
       Manager will select the securities of companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index: a lower dividend yield, stronger balance sheet, lower debt ratio, high expected earnings growth, or favorable trend in earnings estimates.

          To seek to achieve the Fund s objective, the Manager will rank a broad universe of stocks using quantitative models that assess each company on a variety of growth and value characteristics such as those mentioned above. The model used for the Fund weights the growth characteristics higher than the value characteristics. Generally speaking, a growth oriented strategy typically concentrates on stocks with earnings that the Manager believes will grow faster than the overall market. A value orientation, on the other hand, focuses on stocks that the Manager believes are undervalued in price and will eventually be recognized by the market. A composite ranking is generated which seeks to identify companies with favorable trends in earnings estimates. The
       Manager then performs qualitative assessments of these companies in selecting securities that it believes will best help the Fund achieve its objective. In selecting portfolio securities, the Manager will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.


  The third sentence of the fourth paragraph under "MANAGEMENT
  OF THE FUND - Investment Manager" on page 37 of the
  Prospectus is deleted and replaced with the following:

       For these services, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets; 0.60% on the next $500 million; 0.55% on the next $1.5 billion; and 0.50%
       on the average daily net assets in excess of $2.5 billion.

  The fifth, sixth and seventh paragraphs under "MANAGEMENT OF
  THE FUND - Investment Manager" on page 37 of the Prospectus are deleted and replaced with the following:

          Paul Dokas is the portfolio manager primarily responsible for the Delaware Diversified Growth
       Fund.  Mr. Dokas is a Vice President in the
       Quantitative Analyst Group and currently manages the three Foundation Funds portfolios and Diversified Value Fund. He is responsible for producing quantitative research used to develop new global investment services, refine existing services, and make asset-allocation decisions. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He earned a bachelor s degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. He is a chartered financial analyst.

          Assisting Mr. Dokas on the Fund would be Rob
       Ginsberg, Assistant Vice President in the
       Quantitative Analyst Group. Mr. Ginsberg graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in
       September of 1997, he was a Consultant at Andersen
       Consulting working primarily with financial services companies. At Delaware, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level I candidate.


              DELAWARE GROUP EQUITY FUNDS IV, INC.
                  CAPITAL APPRECIATION FUND
                      Institutional Class

         Supplement to Prospectus dated November 30, 1998


     The Board of Directors of Delaware Group Equity Funds IV, Inc. approved changes to the investment policies and strategies of the Capital Appreciation Fund. In order to better reflect those revised investment policies and strategies, the name of Capital Appreciation Fund has been changed to "Delaware Diversified Growth Fund." The Prospectus is hereby revised to reflect the new name of the Fund as well as the following changes.

  The following replaces the paragraph under "SYNOPSIS-
  Investment Objective" on page 3 of the Prospectus.

        The investment objective of the Fund is to seek capital appreciation. The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in equity securities of large-sized companies that Delaware Management
     Company (the "Manager") believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500 (R) Composite Stock
     Price Index ("S&P 500"). See Investment Objective and Policies and Other Investment Policies and
     Risk Considerations.

     The following revises the Annual Operating Expense table on page 5 of the Prospectus:

  Annual Operating Expenses
  (as a percentage of average daily net assets)
                       Institutional Class
                                Shares
  _________________________________________
  Management Fees
  (after voluntary waivers)(2)   0.65%

  12b-1 Plan Expenses
  (including service fees)       None
  (after voluntary waivers)

  Other Operating Expenses
  (after voluntary waivers) (2)  0.10%
                                 _____

  Total Operating Expenses       0.75%
                                 =====

  (2) The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the "Total Operating Expenses" of the Fund do not exceed 0.75%, from April 16, 1999 through May 31, 1999. If the voluntary expense waivers were not in effect by the Distributor and the Manager, the "Total Operating Expenses", as a percentage of average daily net assets, would be 1.88%, reflecting management fees of 0.65%.


  The paragraph under "INVESTMENT OBJECTIVE AND POLICIES" on page 8 of the Prospectus is deleted and replaced with the following:

          The investment objective of the Fund is to seek capital appreciation. The Fund seeks to achieve its objective by investing, under normal market conditions, primarily in equity securities of large-sized companies that the Manager believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500
       (R) Composite Stock Price Index ("S&P 500").  The
       Fund will generally consider large-sized companies to include those in the Russell 1000 Index.

  The second sentence of the first paragraph under "SUITABILITY AND CERTAIN RISK FACTORS" on page 8 of the
  Prospectus is revised as follows:

     Investors should be willing to accept the risks associated with investments in equity securities.

  The second paragraph under "SUITABILITY AND CERTAIN RISK
  FACTORS" on page 8 of the Prospectus is deleted.

  The first paragraph under "INVESTMENT STRATEGY" on page 8 of the Prospectus is deleted and replaced with the following paragraphs:

          The Fund will generally invest in companies currently having a market capitalization of at least $3 billion, although the Fund may invest in securities with lower market capitalizations. The
       Manager will select the securities of companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index: a lower dividend yield, stronger balance sheet, lower debt ratio, high expected earnings growth, or favorable trend in earnings estimates.

          To seek to achieve the Fund s objective, the Manager will rank a broad universe of stocks using quantitative models that assess each company on a variety of growth and value characteristics such as those mentioned above. The model used for the Fund weights the growth characteristics higher than the value characteristics. Generally speaking, a growth oriented strategy typically concentrates on stocks with earnings that the Manager believes will grow faster than the overall market. A value orientation, on the other hand, focuses on stocks that the Manager believes are undervalued in price and will eventually be recognized by the market. A composite ranking is generated which seeks to identify companies with favorable trends in earnings estimates. The
       Manager then performs qualitative assessments of these companies in selecting securities that it believes will best help the Fund achieve its objective. In selecting portfolio securities, the Manager will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.


  The third sentence of the fourth paragraph under "MANAGEMENT
  OF THE FUND - Investment Manager" on page 20 of the
  Prospectus is deleted and replaced with the following:

       For these services, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets; 0.60% on the next $500 million; 0.55% on the next $1.5 billion; and 0.50%
       on the average daily net assets in excess of $2.5 billion.

  The fifth, sixth and seventh paragraphs under "MANAGEMENT OF
  THE FUND - Investment Manager" on page 20 of the Prospectus are deleted and replaced with the following:

          Paul Dokas is the portfolio manager primarily responsible for the Delaware Diversified Growth
       Fund.  Mr. Dokas is a Vice President in the
       Quantitative Analyst Group and currently manages the three Foundation Funds portfolios and Diversified Value Fund. He is responsible for producing quantitative research used to develop new global investment services, refine existing services, and make asset-allocation decisions. He joined Delaware Investments in 1997. He previously was director of trust investment management at Bell Atlantic Corporation. He earned a bachelor s degree at Loyola College in Baltimore and an MBA degree at the University of Maryland. He is a chartered financial analyst.

          Assisting Mr. Dokas on the Fund would be Rob
       Ginsberg, Assistant Vice President in the
       Quantitative Analyst Group. Mr. Ginsberg graduated magna cum laude from the Wharton School of Business at the University of Pennsylvania with a degree in Economics with a concentration in Finance. Prior to joining Delaware Investments in
       September of 1997, he was a Consultant at Andersen
       Consulting working primarily with financial services companies. At Delaware, Mr. Ginsberg handles diverse analytical responsibilities involving large capitalization stocks. He is a CFA Level I candidate.